Stock-Based Compensation (Schedule of Stock Option Activity) (Detail) - ¥ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Stock-Based Compensation [Abstract]
Number of shares, Outstanding at beginning of year	7,094,339	5,704,699	4,888,206
Number of shares, Granted		2,763,000	2,521,000
Number of shares, Exercised	(377,903)	(406,318)	(522,297)
Number of shares, Expired	(620,460)	(669,605)	(592,354)
Number of shares, Forfeited	(319,907)	(297,437)	(589,856)
Number of shares, Outstanding at end of year	5,776,069	7,094,339	5,704,699
Number of shares, Exercisable at end of year	5,776,069	4,442,339	3,222,699
Weighted average exercise price
Weighted average exercise price, Outstanding at beginning of year	¥ 1,523	¥ 1,418	¥ 1,616
Weighted average exercise price, Granted		1,669	1,207
Weighted average exercise price, Exercised	1,202	1,237	880
Weighted average exercise price, Expired	1,619	2,056	2,590
Weighted average exercise price, Forfeited	2,033	2,090	1,461
Weighted average exercise price, Outstanding at end of year	1,536	1,523	1,418
Weighted average exercise price, Exercisable at end of year	¥ 1,536	¥ 1,437	¥ 1,580